GOODWILL	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 5 – GOODWILL

As of December 31, 2020, the Company paid cash of $240,000 for a public trading shell, Tongji Healthcare Group, Inc. The Company has no assets and liabilities as of the acquisition date on May 29, 2020 so the entire consideration was recorded as goodwill. The intention of this acquisition is to acquire Tongji Healthcare Group, Inc. for reverse merger purpose.

The Company impaired $240,000 goodwill for the period ended December 31, 2020 prior to the merger and recapitalization because Tongji Healthcare Group, Inc. operations will not be utilized post-acquisition in 2020.